UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722
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Provident Mutual Funds, Inc.
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(Exact name of Registrant as specified in charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
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(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
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(Name and address of agent for service)

1-855-739-9950
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Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015
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Date of reporting period: December 31, 2014
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Item 1. Schedule of Investments.

Provident Trust Strategy Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 89.1%(a)

	Airlines - 7.4%
222,630	Southwest Airlines Co.	$9,421,702

	Computer Services - 18.2%
86,890	Accenture PLC	7,760,146
295,100	Cognizant Technology Solutions Corp. *	15,539,966
		23,300,112
	Distribution/Wholesale - 4.0%
106,560	Fastenal Co.	5,067,994

	E-Commerce/Products - 4.7%
106,560	eBay, Inc. *	5,980,147

	Finance, Credit Card - 10.4%
50,820	Visa Inc.	13,325,004

	Investment Management/Advisory Services - 6.0%
139,330	Franklin Resources, Inc.	7,714,702

	Medical, Health Maintenance Organization - 4.9%
61,820	UnitedHealth Group Inc.	6,249,384

	Oil & Gas Drilling - 5.4%
101,640	Helmerich & Payne, Inc.	6,852,569

	Retail, Major Department Stores - 7.1%
131,850	The TJX Companies, Inc.	9,042,273

	Retail, Building Products - 5.0%
60,630	The Home Depot, Inc.	6,364,331

	Super-Regional Banks - United States - 7.0%
98,370	PNC Financial Services Group, Inc.	8,974,295

	Web Portals/Internet Service Providers - 9.0%
10,820	Google Inc., Cl A *	5,741,741
10,820	Google Inc., Cl C *	5,695,648
		11,437,389
	Total common stocks (cost $56,727,277)	113,729,902

SHORT-TERM INVESTMENTS - 10.6%(a)
	Money Market Fund - 10.6%
13,612,562	Invesco Treasury Portfolio, 0.01% ^	13,612,562
	Total short-term investments (cost $13,612,562)	13,612,562
	Total investments - 99.7% (cost $70,339,839)	127,342,464
	Other assets, less liabilities - 0.3% (a)	330,415
	TOTAL NET ASSETS - 100.0%	$127,672,879

(a)	Percentages for the various classifications relate to net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of December 31, 2014.
PLC	- Public Limited Company

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$70,339,839
Gross unrealized appreciation	57,002,625
Gross unrealized depreciation	—
Net unrealized appreciation	$57,002,625

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$113,729,902
	Short-Term Money Market Fund	13,612,562
	Total Level 1	127,342,464
Level 2 –		---
Level 3 –		---
Total		$127,342,464

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ended December 31, 2014, the Fund recognized no transfers to/from level 1 or level 2. The Fund did not invest in any level 3 investments during the reporting period.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Provident Mutual Funds, Inc.
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By (Signature and Title)      /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date     January 23, 2015

By (Signature and Title)      /s/Michael A. Schelble
Michael A. Schelble, Treasurer/Principal Financial Officer

Date     January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date     January 23, 2015

By (Signature and Title)      /s/Michael A. Schelble
Michael A. Schelble, Treasurer/Principal Financial Officer

Date     January 23, 2015